Consolidated Statements Of Financial Position (Parenthetical) - $ / shares	Sep. 30, 2017	Sep. 30, 2016
Consolidated Statements Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	61,800,000	61,500,000
Common stock, shares outstanding	57,600,000	59,400,000